NONCONTROLLING INTERESTS (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NONCONTROLLING INTERESTS
Noncontrolling interest	3,258	3,141
EEP
NONCONTROLLING INTERESTS
Noncontrolling interest	2,636	2,528
Ownership interest percentage held by noncontrolling owners	78.20%	77.00%
Distributions to unitholders	419	353	311
Contributions from unitholders	382	695	330
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Noncontrolling interest	498	464
Ownership interest percentage held by noncontrolling owners	83.20%
Contributions from unitholders		26
EGD shares
NONCONTROLLING INTERESTS
Number of cumulative redeemable preferred shares held by third parties	4
Floating adjustable cumulative cash dividends as a percentage of prime rate	80.00%
Floating adjustable cumulative cash dividend variable rate	Prime
Redemption price per share (in dollars per shares)	25
EGD shares | Preferred Shares
NONCONTROLLING INTERESTS
Noncontrolling interest	100	100
EGD shares | Common Shares
NONCONTROLLING INTERESTS
Ownership percentage in subsidiary	100.00%
Greenwich
NONCONTROLLING INTERESTS
Noncontrolling interest		26
Other Noncontrolling Interest
NONCONTROLLING INTERESTS
Noncontrolling interest	24	23